Asset retirement obligations - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset retirement obligations
Balance at January 1	$ 1,159,063	$ 1,087,757
Additional obligations recognized	5,431	60,012
Dispositions		(151,566)
Changes in estimated abandonment timing and costs	(32,606)	1,159
Obligations settled	(55,334)	(56,966)
Accretion	74,541	78,187
Changes in rates	55,081	133,575
Foreign exchange	18,542	6,905
Balance at December 31	$ 1,224,718	$ 1,159,063